Schedule of investments
Nomura Large Cap Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.97%♣
Communication Services — 7.61%
Alphabet Class A	1,394,958	$ 436,621,854
Meta Platforms Class A	109,025	71,966,312
Netflix †	831,763	77,986,099
		586,574,265
Consumer Discretionary — 8.53%
Amazon.com †	2,063,172	476,221,361
Booking Holdings	25,120	134,525,890
Ferrari	126,802	46,860,947
		657,608,198
Consumer Staples — 0.92%
Coca-Cola	1,013,350	70,843,299
		70,843,299
Financials — 13.97%
Intercontinental Exchange	1,482,701	240,138,254
Mastercard Class A	361,269	206,241,247
MSCI	130,677	74,973,315
S&P Global	361,976	189,165,038
Visa Class A	1,044,050	366,158,775
		1,076,676,629
Healthcare — 9.10%
Danaher	951,467	217,809,826
Gilead Sciences	652,206	80,051,764
IDEXX Laboratories †	108,371	73,316,232
Intuitive Surgical †	246,375	139,536,945
UnitedHealth Group	237,453	78,385,610
Veeva Systems Class A †	503,316	112,355,231
		701,455,608
Industrials — 6.63%
Broadridge Financial Solutions	425,071	94,863,095
Equifax	587,223	127,415,646
Old Dominion Freight Line	59,702	9,361,274
Verisk Analytics	592,515	132,539,680
Waste Connections	835,205	146,461,549
		510,641,244
Information Technology — 50.27%
Advanced Micro Devices †	429,975	92,083,446
Apple	2,430,880	660,859,037
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Autodesk †	252,159	$ 74,641,586
Broadcom	596,890	206,583,629
Intuit	326,593	216,341,735
Microsoft	2,209,657	1,068,634,318
Motorola Solutions	103,582	39,705,052
NVIDIA	5,834,631	1,088,158,682
Salesforce	519,290	137,565,114
Synopsys †	256,027	120,261,002
Taiwan Semiconductor Manufacturing ADR	558,060	169,588,853
		3,874,422,454
Materials — 1.70%
Vulcan Materials	460,055	131,216,887
		131,216,887
Real Estate — 1.24%
CoStar Group †	1,421,190	95,560,816
		95,560,816
Total Common Stocks (cost $2,850,419,018)		7,704,999,400

Total Value of Securities—99.97% (cost $2,850,419,018)		7,704,999,400
Receivables and Other Assets Net of Liabilities—0.03%		2,644,795
Net Assets Applicable to 199,456,956 Shares Outstanding—100.00%		$7,707,644,195
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV067 [1225] 0226 (5191660)    1